Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Business Segment Information [Abstract]
Amounts Of Consolidated Revenue, Expense, Tax And Assets
(Dollars in thousands)		2014	2013	2012
Consolidated	Net interest income	$627,718	$637,374	$688,667
	Provision for loan losses	27,000	55,000	78,000
	Noninterest income	550,044	584,577	671,329
	Noninterest expense	832,531	1,148,519	1,369,524
	Income/(loss) before income taxes	318,231	18,432	(87,528)
	Provision/(benefit) for income taxes	84,185	(19,389)	(72,028)
	Income/(loss) from continuing operations	234,046	37,821	(15,500)
	Income/(loss) from discontinued operations, net of tax	-	548	148
	Net income/(loss)	$234,046	$38,369	$(15,352)
	Average assets	$23,994,836	$24,402,338	$25,048,287
	Depreciation and amortization	$56,896	$71,616	$117,972
	Expenditures for long-lived assets	38,880	41,463	21,862

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.

(Dollars in thousands)		2014	2013	2012
Regional Banking	Net interest income	$602,126	$591,351	$605,287
	Provision/(provision credit) for loan losses	29,187	18,460	(898)
	Noninterest income	254,705	247,717	253,470
	Noninterest expense	538,988	529,396	571,204
	Income/(loss) before income taxes	288,656	291,212	288,451
	Provision/(benefit) for income taxes	102,771	104,915	104,779
	Net income/(loss)	$185,885	$186,297	$183,672
	Average assets	$13,273,565	$12,875,630	$12,657,320
	Depreciation and amortization	$38,271	$46,864	$73,720
	Expenditures for long-lived assets	30,833	34,764	17,617

Capital Markets	Net interest income	$12,688	$16,187	$20,765
	Noninterest income	202,725	268,436	334,992
	Noninterest expense	146,847	232,429	263,015
	Income/(loss) before income taxes	68,566	52,194	92,742
	Provision/(benefit) for income taxes	25,741	19,618	35,044
	Net income/(loss)	$42,825	$32,576	$57,698
	Average assets	$2,069,472	$2,255,852	$2,297,051
	Depreciation and amortization	$6,133	$8,666	$20,904
	Expenditures for long-lived assets	1,295	3,987	1,851

Corporate	Net interest income/(expense)	$(54,175)	$(46,178)	$(35,908)
	Noninterest income	26,969	26,055	27,008
	Noninterest expense	61,387	64,865	84,251
	Income/(loss) before income taxes	(88,593)	(84,988)	(93,151)
	Provision/(benefit) for income taxes	(63,526)	(51,582)	(67,256)
	Net income/(loss)	$(25,067)	$(33,406)	$(25,895)
	Average assets	$5,588,328	$5,186,034	$5,218,611
	Depreciation and amortization	$10,796	$13,754	$19,072
	Expenditures for long-lived assets	6,218	1,050	2,327

Non-Strategic	Net interest income	$67,079	$76,014	$98,523
	Provision/(provision credit) for loan losses	(2,187)	36,540	78,898
	Noninterest income	65,645	42,369	55,859
	Noninterest expense	85,309	321,829	451,054
	Income/(loss) before income taxes	49,602	(239,986)	(375,570)
	Provision/(benefit) for income taxes	19,199	(92,340)	(144,595)
	Income/(loss) from continuing operations	30,403	(147,646)	(230,975)
	Income/(loss) from discontinued operations, net of tax	-	548	148
	Net income/(loss)	$30,403	$(147,098)	$(230,827)
	Average assets	$3,063,471	$4,084,822	$4,875,305
	Depreciation and amortization	$1,696	$2,332	$4,276
	Expenditures for long-lived assets	534	1,662	67

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.